Consolidated income statements (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest income	R$ 5,139,213	R$ 4,549,827	R$ 2,802,658
Interest expense	(3,311,638)	(2,887,573)	(1,972,850)
Income from securities and derivatives	2,629,170	1,634,543	1,605,401
Net interest income and income from securities, derivatives and foreign exchange	4,456,744	3,296,797	2,435,209
Net revenues from services and commissions	1,753,280	1,304,382	968,039
Cost of sales	(143,430)	(135,582)	(129,233)
Other revenue	333,571	286,979	288,682
Revenues	6,400,165	4,752,576	3,562,697
Impairment losses on financial assets	(1,799,452)	(1,541,584)	(1,083,237)
Administrative expenses	(1,769,055)	(1,461,348)	(1,494,484)
Personnel expenses	(937,761)	(790,739)	(733,605)
Tax expense other than income tax expense	(477,037)	(326,584)	(248,588)
Depreciation and amortization	(208,829)	(160,440)	(163,972)
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(2,480)	(32,040)	(17,384)
Profit before income tax	1,205,550	439,841	(178,573)
Income tax	(232,709)	(87,581)	164,494
Profit for the year	972,841	352,260	(14,079)
Owners of the Company	907,132	302,343	(11,090)
Non-controlling interest	R$ 65,709	R$ 49,917	R$ (2,989)
Basic earnings (loss) per share	R$ 2.08	R$ 0.75	R$ (0.03)
Diluted earnings (loss) per share	R$ 2.07	R$ 0.75	R$ (0.03)